COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2011
COMPARATIVE FIGURES
21.	COMPARATIVE FIGURES
The Company reclassified $688 from raw materials to customer support inventory to conform to the current period’s presentation.